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                               SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS FOR
                              THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1999
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November 10, 1999


Dear Shareholders:

In our last shareholder letter we talked about the improved performance in small company growth stocks. Since then the market leadership has continued to shift from the large-cap stocks to small-cap stocks, although during much of 1999 the market has still been led by the large-caps. Obviously, they don't just ring a bell to signal the change in leadership. Instead it happens slowly, often over an extended period of time. Why do we believe this change should be taking place now? As we discussed in our last shareholder letter, for the last 3+ years the market's gains have been fueled by a few of the largest mega-cap stocks. As an article on page C1 of the November 8, 1999 Wall Street Journal points out, the 65 largest companies out of 4845 in the NASDAQ Composite Index accounted for almost all of its gain since the October 1998 bottom. Three of those stocks accounted for 40% of that gain. Over this same period of time the advance decline line, a measure of what stocks have done on average, has been down. This is a cycle that exists between the performance of large vs. small company stocks, and although at times it seems that the current trend will go on forever, that is not possible. Once the pendulum has swung too far to one side, it must stop and swing back. The chart below, which shows relative P/E ratios by market cap segment, serves to illustrate this point. You can see that currently the fifty largest companies sell with the greatest P/E premium while the smallest companies sell with the largest discount. In fact the smaller company relative P/E recently was at a lower level than the bottom in 1990, the last time the cycle changed.


[GRAPHIC DESCRIPTION]

Morgan Stanley Dean Witter Research graph of "Relative P/E Ratios By Market Cap Segment" from 1988 to 1999 of the top 1500 market cap companies.


                                     Source: Morgan Stanley Dean Witter Research
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As we  mentioned  in  our  last  letter,  The  Perkins  Opportunity  Fund  has a significant tax loss carry forward. This is an asset for taxable investors since the fund may be able to take gains of up to $6.12 per share, without creating a tax liability. How did we get in this position? During 1995 when the Fund was appreciating dramatically in value, funds flowed in rapidly for the purchase of new shares, especially in 1996 after the Fund was the second best performing general mutual fund for 1995. These funds were invested at what turned out to be high prices for many of the small- and mid-cap stocks which we were buying at the time (this same thing is happening today in large-cap funds). In 1997 and 1998, as the Fund's shares declined in price, many shareholders that had purchased at high prices redeemed their shares and many of the Fund's holdings had to be sold at a loss in order to provide funds for these redemptions. This can work in reverse when the cycle for small stocks changes. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carry forward is used up. We are pleased that you as a shareholder have elected to retain your shares. We also believe it would be an excellent time to add to your holdings to take advantage of this hidden asset when the next upswing in the Fund's portfolio takes place.

The Discovery Fund, which is just 1 1/2 years old, is well positioned in micro-cap growth stocks, I.E., those with less than a $100 million market cap. There are plenty to choose from, as the price decline in small-cap stocks has moved many into the micro-cap category. The Fund is still very small, just approaching $1 million, which makes it very interesting for new money since it contains only 26 stocks and, therefore, price increases in just a few can be meaningful.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                          THE PERKINS  THE PERKINS   RUSSELL    NASDAQ      S&P
                           DISCOVERY   OPPORTUNITY    2000     COMPOSITE    500
CALENDAR PERIOD              FUND         FUND        INDEX      INDEX     INDEX
---------------              ----         ----        -----      -----     -----
1993                           --        39.52%       17.62%    17.26%    10.67%
1994                           --        14.85%       (3.18)%   (3.20)%    1.27%
1995                           --        70.35%       26.21%    39.92%    37.53%
1996                           --        (7.33)%      14.76%    22.71%    22.99%
1997                           --       (17.08)%      20.52%    21.64%    33.34%
1998 - Discovery (Part Yr)   9.67%          --       (11.23)%   21.34%    12.84%
     - Opportunity             --       (16.01)%      (3.45)%   39.63%    28.57%
1999 (YTD to 10/31/99)      25.96%       27.92%        1.58%    35.29%    12.03%

Annualized - Discovery      22.98%          --        (7.00)%   36.72%    15.58%
Annualized - Opportunity       --        12.88%       10.47%    25.06%    21.26%
(Inception to 10/31/99)

2
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Sincerely,

/s/ Richard W. Perkins                  /s/ Daniel S. Perkins

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

The Discovery Fund's average annual total return, after the maximum sales charge of 4.75%, from inception of April 9, 1998 through September 30, 1999 was 19.70% and for the 12 months ended on that date was 48.20%. The Opportunity Fund's average annual total return, after the maximum sales charge of 4.75%, from inception of February 18, 1993 through September 30, 1999 was 10.56%, for the five-year period ended on that date was 3.89% and for the 12 months ended on that date was 23.42%. The Funds' returns and share values will fluctuate and shares may be worth more or less than their original cost when redeemed. Past performance is no guarantee of future performance. Small company investing involves greater risks and volatility. The fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

                                                                               3
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS: 83.2%                                         Value
--------------------------------------------------------------------------------
           COMPUTER - DATA SECURITY:  0.8%
  5,000    Datakey, Inc.*...........................................  $   7,500
                                                                      ---------
           COMPUTER - INTEGRATED SYSTEMS:  15.9%
  7,500    Check Technology Corp.*..................................     21,562
  6,500    Ontrack Data International, Inc.*........................     35,953
  2,500    Optimal Robotics Corp.*..................................     45,000
  8,000    United Shipping & Technology, Inc.*......................     46,000
                                                                      ---------
                                                                        148,515
                                                                      ---------
           COMPUTER - INTERNET:  2.7%
  4,000    OnHealth Network Company*................................     25,000
                                                                      ---------
           COMPUTER - SOFTWARE:  15.7%
 10,000    ALPNET, Inc.*............................................     22,500
  7,500    Cover-All Technologies, Inc..............................     10,780
  5,000    Fourth Shift Corp.*......................................     14,688
  2,500    Interspeed, Inc.*........................................     44,063
  4,000    IntraNet Solutions, Inc.*................................     34,500
  7,500    Spanlink Communications, Inc.*...........................     20,625
                                                                      ---------
                                                                        147,156
                                                                      ---------
           DISTRIBUTION/WHOLESALE:  2.9%
  2,500    En Pointe Technologies, Inc.*............................     26,875
                                                                      ---------
           MEDICAL - DRUGS:  1.7%
 10,000    GalaGen, Inc.*...........................................     16,250
                                                                      ---------
           MEDICAL INSTRUMENTS:  6.9%
 15,000    Conceptus, Inc.*.........................................     24,375
  5,000    Diametrics Medical, Inc.*................................     25,000
  5,000    Lectec Corp.*............................................     15,312
                                                                      ---------
                                                                         64,687
                                                                      ---------

See Accompanying Notes to Financial Statements.

4
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------
           MISCELLANEOUS MANUFACTURING:  17.9%
  2,500    American Educational Product, Inc.*......................  $  25,469
  4,000    Creative Master International, Inc.*.....................     16,250
  1,500    Koala Corp.*.............................................     46,125
  2,500    Northstar Computer Forms, Inc............................     26,875
  2,000    Panja, Inc.*.............................................     25,875
  3,500    Troy Group, Inc.*........................................     26,469
                                                                      ---------
                                                                        167,063
                                                                      ---------
           RETAIL:  6.7%
  4,000    Damark International, Inc.*..............................     40,250
  4,000    Diedrich Coffee, Inc.*...................................     17,000
  5,000    Evans, Inc.*.............................................      5,156
                                                                      ---------
                                                                         62,406
                                                                      ---------
           TELECOMMUNICATIONS:  12.0%
 25,000    ACI Telecentrics, Inc.*..................................     23,438
  3,000    Metro One Telecommunications*............................     57,563
 10,000    Onelink Communication, Inc.*.............................     20,625
  8,500    RSI Systems, Inc.*.......................................     10,625
                                                                      ---------
                                                                        112,251
                                                                      ---------
           Total Common Stocks  (cost $750,454).....................    777,703
                                                                      ---------
           WARRANTS:  0.2%
--------------------------------------------------------------------------------
           COMPUTER SOFTWARE: 0.2%
  1,500    Digital Lava, Inc., Exp. 2/17/2004 ......................      1,875
                                                                      ---------
           Total Warrants (cost $150)...............................      1,875
                                                                      ---------
Principal
  Amount   REPURCHASE AGREEMENT: 18.0%
--------------------------------------------------------------------------------
$168,000   Firstar Bank Repurchase Agreement, 3.30%, dated
           9/30/1999, due 10/1/1999, collateralized by $171,358
           FNMA, 6.00%, due 3/01/2013 (proceeds $168,015)
           (cost $168,000) .........................................    168,000
                                                                      ---------

See Accompanying Notes to Financial Statements.

                                                                               5
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
                                                                        Value
--------------------------------------------------------------------------------
           Total Investments In Securities  (cost
             $918,604+):  101.4% ...................................  $ 947,578
           Liabilities in excess of other assets: (1.4)% ...........    (12,773)
                                                                      ---------
           Total Net Assets: 100.0% ................................  $ 934,805
                                                                      =========

* Non-income producing security.

+ At September 30, 1999, the cost of securities for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation were as follows:

           Gross unrealized appreciation............................  $ 159,105
           Gross unrealized depreciation............................   (130,131)
                                                                      ---------
                       Net unrealized appreciation..................   $ 28,974
                                                                      =========

See Accompanying Notes to Financial Statements

6
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STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $918,604) .......     $ 947,578
      Cash ......................................................           537
      Receivables:
            Due from Advisor ....................................         9,945
            Interest ............................................            15
      Prepaid expenses and other assets .........................        10,792
                                                                      ---------
            Total assets ........................................       968,867
                                                                      ---------
LIABILITIES
      Administration fees .......................................         2,548
      Other Accrued expenses ....................................        31,514
                                                                      ---------
            Total liabilities ...................................        34,062
                                                                      ---------
NET ASSETS ......................................................     $ 934,805
                                                                      =========
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
            ($934,805/45,515 shares outstanding; unlimited
            number of shares authorized without par value) ......     $   20.54
                                                                      =========
      COMPUTATION OF OFFERING PRICE PER SHARE
            (Net asset value $20.54/.9525) ......................     $   21.56
                                                                      =========
COMPONENTS OF NET ASSETS
      Paid-in capital ...........................................     $ 715,881
      Undistributed net investment loss .........................        (9,379)
      Undistributed net realized gain on investments ............       199,329
      Net unrealized appreciation on investments ................        28,974
                                                                      ---------
            Net assets ..........................................     $ 934,805
                                                                      =========

See Accompanying Notes to Financial Statements.

                                                                               7
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STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Interest ....................................................     $     727
    Dividends ...................................................           675
                                                                      ---------
      Total income ..............................................         1,402
                                                                      ---------
  Expenses
    Transfer agent fees .........................................        22,812
    Administration fees .........................................        15,041
    Registration fees ...........................................         9,525
    Fund accounting fees ........................................         7,407
    Audit fees ..................................................         5,254
    Advisory fees ...............................................         4,312
    Custody fees ................................................         3,611
    Reports to shareholders .....................................         1,694
    Amortization of deferred organization costs .................         1,504
    Trustee fees ................................................         1,504
    Miscellaneous fees ..........................................         1,504
    Distribution fees ...........................................         1,078
    Shareholder service fees ....................................           862
                                                                      ---------
      Total expenses ............................................        76,108
      Less: expenses waived and reimbursed ......................       (65,327)
                                                                      ---------
      Net expenses ..............................................        10,781
                                                                      ---------
        NET INVESTMENT LOSS .....................................        (9,379)
                                                                      ---------
REALIZED AND UNREALIZED GAIN  ON INVESTMENTS
  Net realized gain from security transactions ..................       200,530
  Unrealized depreciation on investments ........................       (45,535)
                                                                      ---------
  Net realized and unrealized gain on investments ...............       154,995
                                                                      ---------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....     $ 145,616
                                                                      =========

See Accompanying Notes to Financial Statements.

8
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STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 Six Months       April 9, 1998*
                                                    Ended             through
                                             September 30, 1999#  March 31, 1999
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ........................... $  (9,379)        $  (6,980)
  Net realized gain (loss) from
    security transactions .......................   200,530            (1,201)
  Net unrealized appreciation (depreciation)
    on investments ..............................   (45,535)           74,509
                                                  ---------         ---------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................   145,616            66,328
                                                  ---------         ---------

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
    from net change in outstanding shares (a) ...    (7,586)          730,447
                                                  ---------         ---------
TOTAL INCREASE IN NET ASSETS ....................   138,030           796,775

NET ASSETS
  Beginning of period ...........................   796,775               -0-
                                                  ---------         ---------
END OF PERIOD ................................... $ 934,805         $ 796,775
                                                  =========         =========

(a) A summary of capital shares transactions is as follows:

                                                        April 9, 1998
                                Six Months Ended           through
                               September 30, 1999#      March 31, 1999
                                -----------------     ------------------
                                Shares      Value     Shares       Value
                                ------      -----     ------       -----
     Shares sold ............    2,637    $ 50,512     60,507    $ 942,959
     Shares redeemed ........   (3,040)    (58,098)   (14,589)    (212,512)
                                ------    --------    -------    ---------
     Net increase (decrease)      (403)   $ (7,586)    45,918    $ 730,447
                                ======    ========    =======    =========

* Commencement of operations.

# Unaudited.

See Accompanying Notes to Financial Statements.

                                                                               9
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FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------
                                                         Six Months        April 9, 1998*
                                                            Ended              through
                                                     September 30, 1999#   March 31, 1999
-----------------------------------------------------------------------------------------
Net asset value, beginning of period...................    $17.35              $15.00
                                                           ------              ------
Income from investment operations:
   Net investment loss.................................     (0.21)              (0.15)
   Net realized and unrealized gain on investments.....      3.40                2.50
                                                           ------              ------
Total from investment operations.......................      3.19                2.35
                                                           ------              ------
Net asset value, end of period.........................    $20.54              $17.35
                                                           ======              ======
Total return...........................................     18.39%              15.67%

Ratios/supplemental data:
Net assets, end of period (millions)...................    $  0.9              $  0.8
Ratio of expenses to average net assets:
   Before expense reimbursement........................     17.68%+             24.67%+
   After expense reimbursement.........................      2.50%+              2.50%+

Ratio of net investment loss to average net assets:
   Before expense reimbursement........................    (17.36)%+           (23.41)%+
   After expense reimbursement.........................     (2.18)%+            (1.24)%+

Portfolio turnover rate................................     60.98%             137.32%

* Commencement of operations.

# Unaudited.

+ Annualized.

See accompanying Notes to Financial Statements.

10
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares    COMMON STOCKS: 89.0%                                       Value
--------------------------------------------------------------------------------
            BUSINESS SERVICES: 1.8%
    87,500  Appliance Recycling Centers of America, Inc.*.......... $    76,563
   437,500  Health Fitness Corp.*..................................     191,406
   449,300  Integrated Security Systems, Inc.*.....................     211,171
   250,000  Reality Interactive, Inc. (a)*.........................      17,500
                                                                    -----------
                                                                        496,640
                                                                    -----------
            COMPUTER - INTERNET: 6.2%
   250,000  OnHealth Network Company*..............................   1,562,500
    50,000  VCampus Corporation*...................................     156,250
                                                                    -----------
                                                                      1,718,750
                                                                    -----------
            COMPUTER - MEMORY DEVICES: 4.0%
   100,000  Ciprico, Inc.*.........................................   1,112,500
                                                                    -----------
            COMPUTER - PERIPHERAL EQUIPMENT: 2.5%
   200,000  Digital Biometrics, Inc.*..............................     562,500
   100,000  RSI Systems, Inc.*.....................................     125,000
                                                                    -----------
                                                                        687,500
                                                                    -----------
            COMPUTER - SOFTWARE: 17.2%
    50,000  3DO Company............................................     503,125
   225,000  Delphi Information Systems, Inc.*......................   1,518,750
   200,000  Fourth Shift Corp.*....................................     587,500
   225,000  Intranet Solutions, Inc.*..............................   1,940,625
   115,000  OneLink Communications, Inc.*..........................     237,188
                                                                    -----------
                                                                      4,787,188
                                                                    -----------
            CONSUMER PRODUCTS - MISCELLANEOUS: 1.9%
   250,000  Minnesota Brewing Company (a)*.........................     531,250
                                                                    -----------
            ELECTRICAL PRODUCTS - MISCELLANEOUS: 10.9%
   300,000  Destron Fearing Corp.*.................................     665,625
   750,000  Insignia Systems, Inc. (a)*............................     562,500
   313,000  Micro Component Technology, Inc.*......................   1,212,875
   100,000  Sheldahl, Inc.*........................................     587,500
                                                                    -----------
                                                                      3,028,500
                                                                    -----------

See accompanying Notes to Financial Statements.

                                                                              11
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
            LEISURE - GAMING: 0.8%
   100,000  Innovative Gaming Corporation of America*..............  $  231,250
                                                                    -----------
            MEDICAL - DRUGS: 4.9%
   250,000  GalaGen, Inc.*.........................................     406,250
    75,000  MGI Pharma, Inc.*......................................     975,000
                                                                    -----------
                                                                      1,381,250
                                                                    -----------
            MEDICAL - PRODUCTS: 23.8%
   150,000  ATS Medical, Inc.*.....................................   1,490,625
   250,000  Diametrics Medical, Inc.* .............................   1,250,000
    50,000  Eclipse Surgical Tech., Inc.*..........................     825,000
   500,000  Everest Medical Corp. (a)*.............................     843,750
   400,000  InnerDyne, Inc.*.......................................   1,300,000
    62,500  Lectec Corp. ..........................................     191,406
   175,000  Spectrascience, Inc.*..................................     743,750
                                                                    -----------
                                                                      6,644,531
                                                                    -----------
            RETAIL - MISCELLANEOUS: 4.3%
    75,000  Wilsons The Leather Experts, Inc.*.....................   1,200,000
                                                                    -----------
            RETAIL - RESTAURANTS: 1.1%
   200,000  Big Buck Brewery & Steakhouse, Inc.*...................     300,000
                                                                    -----------
            TELECOMMUNICATIONS - EQUIPMENT AND SERVICES: 5.5%
    85,000  Choicetel Communications, Inc.*........................     191,250
   100,000  Norstan, Inc.*.........................................     800,000
   250,000  Zamba Corp.*...........................................     531,250
                                                                    -----------
                                                                      1,522,500
                                                                    -----------
            TRAVEL: 4.1%
    50,000  American Classic Voyages Co.*..........................   1,146,875
                                                                    -----------
            Total Common Stocks  (cost $36,074,391)................  24,788,734
                                                                    -----------

See accompanying Notes to Financial Statements.

12
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
  Shares    WARRANTS: 0.9%                                             Value
--------------------------------------------------------------------------------
            BUSINESS SERVICES: 0.0%
   275,000  Reality Interactive, Inc., Exp. 4/10/00 (a)............  $      275
                                                                    -----------
            COMPUTER SOFTWARE: 0.9%
    70,000  IntraNet Solutions, Inc., Exp. 7/22/2002 ..............     241,150
                                                                    -----------
            ELECTRICAL: 0.0%
   100,000  Barringer Tech, Inc., Exp. 11/12/1999..................           0
                                                                    -----------
            RETAIL - RESTAURANTS: 0.0%
   300,000  Big Buck Brewery & Steakhouse, Inc., Exp. 6/12/2000 ...       9,375
                                                                    -----------
            TELECOMMUNICATIONS: 0.0%
    85,000  Choicetel Communications, Exp. 11/10/2002..............      13,281
                                                                    -----------
            Total Warrants (cost $5,000)...........................     264,081
                                                                    -----------

Principal
  Amount    REPURCHASE AGREEMENT: 11.4%
--------------------------------------------------------------------------------
$3,164,000  Firstar Bank Repurchase Agreement, 3.30%, dated 9/30/99, due 10/1/1999, collateralized by $3,227,247 FNMA, 6.00%,
            due 3/01/2013 (proceeds $3,164,290)  (cost $3,164,000)    3,164,000
                                                                    -----------
            Total Investments In Securities
            (cost $39,243,391+): 101.3%............................  28,216,815
            Liabilities in excess of Other Assets: (1.3%)..........    (364,642)
                                                                    -----------
            TOTAL NET ASSETS: 100.0%............................... $27,852,173
                                                                    ===========

* Non-Income producing security.

(a) Affiliated company (see Note 8).

See accompanying Notes to Financial Statements.

                                                                              13
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SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
                                                                       Value
--------------------------------------------------------------------------------
+ At September 30, 1999, the basis of securities for Federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

            Gross unrealized appreciation......................... $  3,964,412
            Gross unrealized depreciation.........................  (14,990,988)
                                                                   ------------
                 Net unrealized depreciation...................... $(11,026,576)
                                                                   ============

See accompanying Notes to Financial Statements.

14
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STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost 39,243,391)........ $28,216,815
      Cash.........................................................         390
      Receivables:
            Securities sold........................................      40,624
            Fund shares sold.......................................       1,302
            Interest...............................................         290
      Prepaid expenses and other assets............................      22,578
                                                                    -----------
            Total assets...........................................  28,281,999
                                                                    -----------
LIABILITIES
      Payables:
            Fund shares redeemed...................................     112,103
            Advisory fees..........................................      23,680
            Administration fees....................................       3,931
      Other accrued expenses.......................................     290,112
                                                                    -----------
            Total liabilities......................................     429,826
                                                                    -----------
NET ASSETS......................................................... $27,852,173
                                                                    ===========
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
            ($27,852,173/2,268,461 shares outstanding; unlimited
            number of shares authorized without par value)......... $     12.28
                                                                    ===========
      COMPUTATION OF OFFERING PRICE PER SHARE
            (Net asset value $12.28/.9525)......................... $     12.89
                                                                    ===========
COMPONENTS OF NET ASSETS
      Paid-in capital.............................................. $54,183,736
      Undistributed net investment loss............................    (245,117)
      Accumulated net realized loss on investments................. (15,059,870)
      Net unrealized depreciation on investments................... (11,026,576)
                                                                    -----------
            Net assets............................................. $27,852,173
                                                                    ===========

See accompanying Notes to Financial Statements.

                       [THE PERKINS OPPORTUNITY FUND LOGO]

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
        Dividends..................................................    $ 59,296
        Interest...................................................      11,270
                                                                    -----------
              Total income.........................................      70,566
                                                                    -----------
  Expenses
        Advisory fees..............................................     154,094
        Distribution fees..........................................      30,819
        Administration fees........................................      23,524
        Shareholder service fees...................................      23,113
        Transfer agent fees........................................      21,493
        Fund accounting fees.......................................      14,274
        Legal fees.................................................      11,250
        Custody fees...............................................      11,011
        Registration fees..........................................       9,526
        Audit fees.................................................       6,942
        Insurance..................................................       6,081
        Trustee fees...............................................       2,320
        Miscellaneous..............................................       1,236
                                                                    -----------
              Total expenses.......................................     315,683
                                                                    -----------
                 NET INVESTMENT LOSS ..............................    (245,117)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions.....................     (65,445)
  Unrealized appreciation on investments...........................   1,601,155
                                                                    -----------
        Net realized and unrealized gain on investments............   1,535,710
                                                                    -----------
             NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.. $ 1,290,593
                                                                    ===========

See accompanying Notes to Financial Statements.

                       [THE PERKINS OPPORTUNITY FUND LOGO]

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------
                                                                Six Months        Year Ended
                                                                   Ended           March 31,
                                                            September 30, 1999#      1998
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss......................................   $  (245,117)      $  (652,978)
   Net realized loss from security transactions.............       (65,445)       (2,754,312)
   Unrealized appreciation (depreciation) on investments....     1,601,155        (5,416,328)
                                                               -----------       -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS ....................................     1,290,593        (8,823,618)
                                                               -----------       -----------
CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived from net change
      in outstanding shares (a).............................    (5,212,820)      (15,531,012)
                                                               -----------       -----------
         TOTAL DECREASE IN NET ASSETS ......................    (3,922,227)      (24,354,630)

NET ASSETS
   Beginning of period......................................    31,774,400        56,129,030
                                                               -----------       -----------
END OF PERIOD ..............................................   $27,852,173       $31,774,400
                                                               ===========       ===========

(a) A summary of capital share transactions is as follows:

                                  Six Months Ended                  Year Ended
                                 September 30, 1999#              March 31, 1999
                              -------------------------     --------------------------
                               Shares          Value          Shares         Value
                              --------      -----------     ----------    ------------
      Shares sold..........     77,399      $   974,497        261,889    $  3,012,619
      Shares redeemed......   (490,334)      (6,187,317)    (1,521,977)    (18,543,631)
                              --------      -----------     ----------    ------------
      Net decrease ........   (412,935)     $(5,212,820)    (1,260,088)   $(15,531,012)
                              ========      ===========     ==========    ============

# Unaudited.

See accompanying Notes to Financial Statements.

                       [THE PERKINS OPPORTUNITY FUND LOGO]

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------------------------------------
                                       Six Months                         Year Ended March 31,
                                          Ended         ------------------------------------------------------
                                   September 30, 1999#   1999        1998         1997        1996++    1995++
--------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period.................  $11.85         $14.24      $12.58       $18.78      $13.03     $10.37
                                         ------         ------      ------       ------      ------     ------
Income from investment operations:
   Net investment loss.................   (0.11)         (0.24)      (0.34)       (0.24)      (0.12)     (0.13)
   Net realized and unrealized gain
      (loss) on investments............    0.54          (2.15)       2.00        (4.98)       6.66       3.79
                                         ------         ------      ------       ------      ------     ------
Total from investment operations.......    0.43          (2.39)       1.66        (5.22)       6.54       3.66
                                         ------         ------      ------       ------      ------     ------
Less distributions
   From net realized gains.............      --             --          --        (0.98)      (0.79)     (1.00)
                                         ------         ------      ------       ------      ------     ------
Net asset value, end of period.........  $12.28         $11.85      $14.24       $12.58      $18.78     $13.03
                                         ======         ======      ======       ======      ======     ======
Total return...........................    3.63%        (16.78)%     13.20%      (28.94)%     51.29%     38.72%

Ratios/supplemental data:
Net assets, end of period (millions)...   $ 27.9        $ 31.8      $ 56.1       $ 75.3      $ 92.3     $ 12.5

Ratio of expenses to average net assets:
   Before expense reimbursement........    2.05%+         2.24%       2.27%        1.90%       1.97%      3.08%
   After expense reimbursement.........    2.05%+         2.24%       2.27%        1.90%       1.97%      2.63%

Ratio of net investment loss to
 average net assets:
   Before expense reimbursement........   (1.59)%+       (1.69)%     (1.85)%      (1.25)%     (1.16)%    (2.76)%
   After expense reimbursement.........   (1.59)%+       (1.69)%     (1.85)%      (1.25)%     (1.16)%    (2.31)%

Portfolio turnover rate................    0.92%         19.34%      53.37%       86.88%      92.45%    124.86%

# Unaudited.

+ Annualized.

++ Per share data has been restated to give effect to a 2-for-1 stock split to shareholders of record as of the close of business on June 3, 1996.

See accompanying Notes to Financial Statements.

                        [THE PERKINS DISCOVERY FUND LOGO]
                       [THE PERKINS OPPORTUNITY FUND LOGO]

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Perkins Discovery Fund and the Perkins Opportunity Fund (the "Funds") are a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which are registered under the Investment
Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Funds' primary investment objective is capital appreciation. The Perkins Discovery Fund and Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

          For the Perkins Opportunity Fund, at March 31, 1999, there is a capital loss carryforward of approximately $13,900,000, of which $11,200,000 expires March 31, 2006 and $2,700,000, expires March 31,
          2007, available to offset future gains, if any.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

     D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Adviser in connection with the organization and registration of the Perkins Discovery Fund have been borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

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                       [THE PERKINS OPPORTUNITY FUND LOGO]

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended September 30, 1999, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Funds. For the six months ended September 30, 1999, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $4,312 and $154,094 in advisory fees, respectively.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for the Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of the average daily net assets. For the six months ended September 30, 1999, the Advisor has waived its fees and reimbursed the Perkins Discovery Fund in the amount of $65,327.

     The Advisor may recapture from the Perkins Discovery Fund the total amount above no later than March 31, 2004, subject to the requirement that the Fund must pay the current ordinary operating expenses of the Fund before any such recapture, and subject to its continued compliance with any other expense limitations (both the payment of current expenses and continued compliance are "additional requirements"). The Advisor may recapture a partial amount of the above amount no later than March 31, 2005, except that the amount paid by the Advisor during the Fund's first year of operation is excluded and subject to the additional requirements listed above. The Advisor may recapture a partial amount of the above amount no later than March 31, 2006, except that the amounts paid by the Advisor during the Fund's first two years of operation are excluded and subject to the additional requirements listed above. After the Fund's seventh year of operations, the Advisor may only seek to recapture for any amounts paid during the previous three fiscal years of the Fund's operations, subject to the additional requirements listed above.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and tax returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million              $30,000
     $12 to $50 million             0.25% of average daily net assets
     $50 to $100 million            0.20% of average daily net assets
     $100 to $200 million           0.15% of average daily net assets
     Over $200 million              0.10% of average daily net assets

     For the six months ended September 30, 1999, the Perkins Discovery Fund and the Perkins Opportunity Fund incurred $15,041 and $23,524 in administration fees, respectively.

                        [THE PERKINS DISCOVERY FUND LOGO]
                       [THE PERKINS OPPORTUNITY FUND LOGO]

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.20% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1999, the Perkins Discovery Fund and the Perkins Opportunity Fund paid the Distributor $1,078 and $30,819 under the plan, respectively.

NOTE 5 - SHAREHOLDER SERVICING FEE

     The Funds have entered into a Shareholder Service Agreement with the Advisor, under which the Funds pay servicing fees at an annual rate of up to 0.25% of each Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended September 30, 1999, the Perkins Discovery Fund and Perkins Opportunity Fund incurred $862 and $23,113 in shareholder servicing fees, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     For the six months ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, for the Perkins Discovery Fund, excluding short-term securities, were $475,929 and $616,727, respectively.

     For the six months ended September 30, 1999, the cost of purchases and the proceeds from sales of securities for the Perkins Opportunity Fund, excluding short-term securities, were $271,875 and $10,600,028, respectively.

                        [THE PERKINS DISCOVERY FUND LOGO]
                       [THE PERKINS OPPORTUNITY FUND LOGO]

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

NOTE 7 -  REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

     If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 8 - INVESTMENTS IN AFFILIATES

     Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies with 5% or more of their outstanding voting shares held by either Fund. During the six months ended September 30, 1999, the Perkins Opportunity Fund had the following transactions with affiliated companies:

                                                        Shares Held
                                      -------------------------------------------    Value
                                      March 31,   Shares    Shares  September 30, September 30,  Realized
                                        1998     Purchased   Sold       1999         1999          Gain
                                       -------   ---------   ----      -------    ----------     --------
Everest Medical Corp.:                 500,000                  --     500,000    $  843,750           --

Insignia Systems Inc.:                 500,000    250,000       --     750,000       562,500           --

Micro Component Technology, Inc.:      400,000             400,000          --            --     $182,977

Minnesota Brewing Co.:                 250,000                  --     250,000       531,250           --

Reality Interactive, Inc.:             250,000                  --     250,000        17,500           --

Reality Interactive, Inc.- Warrants:   275,000             275,000          --            --           --
                                                                                  ----------     --------
TOTALS                                                                            $1,955,275     $182,977
                                                                                  ==========     ========

                                     ADVISOR

                        Perkins Capital Management, Inc.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (612) 473-8367

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN

                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                     TRANSFER AGENT AND SHAREHOLDER SERVICES

                                   PFPC, Inc.
                                  P.O. Box 8813
                            Wilmington, DE 19899-8813
                                 (800) 280-4779

                                    AUDITORS

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19101

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.